SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common shares	376,921	353,764	376,961	211,051
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common shares
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common shares	166	206	206	7
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common shares	3,421	103,319	3,421	104,308
Preferred Stock Convertible [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common shares	373,334	250,239	373,334	106,736